Leases - Weighted-average remaining lease term and the weighted-average discount rate (Details)	Mar. 31, 2022	Sep. 30, 2021
Leases
Weighted-average remaining lease term	2 years 1 month 6 days	2 years 7 months 6 days
Weighted-average discount rate	4.70%	6.50%